Earnings Per Share - Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock options outstanding to purchase shares of common stock and RSUs [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	4,356,519
Public Warrants [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	6,384,326	1,906,552
SPAC Private Placement Warrants [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	5,256,218	1,569,665
Private Veea Warrants [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	159,307	47,574
2025 Investor Warrants
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	2,048,460
Convertible Notes [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	162,799	88,759
Earn-Out Liability [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	4,500,000	1,343,836